Statement of Financial Position - Parenthetical (USD $)	Jun. 30, 2012	Sep. 30, 2011
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	250,000,000	250,000,000
Common Stock, Shares Issued	51,825,000	50,000,000
Common Stock, Shares Outstanding	51,825,000	50,000,000